Customer Deposits - Schedule of Customer Deposits (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of customer deposits [line items]
Non-interest bearing	€ 37,598	€ 30,447
Interest bearing	502,230	492,461
Customer deposits	539,828	522,908
Netherlands [member]
Disclosure of customer deposits [line items]
Non-interest bearing	15,910	13,536
Interest bearing	151,302	151,446
Customer deposits	167,212	164,982
International [member]
Disclosure of customer deposits [line items]
Non-interest bearing	21,688	16,911
Interest bearing	350,928	341,015
Customer deposits	€ 372,616	€ 357,926